Contract Balances (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Contract Balances
Valuation and Qualifying Accounts

Allowance for credit losses	Balance at Beginning of Period	Current Period Provision for Expected Credit Losses	Write-offs Charged Against Allowance	Balance at End of Period

	(In thousands)
For the three months ended March 31, 2021	$43,233	$8,682	$(17,622)	$34,293

Allowance for credit losses	Balance at Beginning of Period	Current Period Provision for Expected Credit Losses	Write-offs Charged Against Allowance	Balance at End of Period

	(In thousands)
For the years ended:
December 31, 2020	$19,280	$76,441	$(52,488)	$43,233
December 31, 2019	$16,956	$69,866	$(67,542)	$19,280
December 31, 2018	$15,056	$98,461	$(96,561)	$16,956

Schedule of Contract balances

Contract
Liabilities
(In thousands)
Balance as of December 31, 2020	$593,797
Recognition of unearned revenue	(1,401,337)
Deferral of revenue	1,415,412
Balance as of March 31, 2021	$607,872

Contract
Liabilities
(In thousands)
Balance as of December 31, 2019	$609,054
Recognition of unearned revenue	(5,852,961)
Deferral of revenue	5,837,704
Balance as of December 31, 2020	$593,797